Acquisitions (Pro Forma Financial Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquisitions [Abstract]
Revenues and other income	$ 2,682	$ 2,972
Net income attributable to MPLX LP	$ 245	$ 330
Net income attributable to MPLX LP per unit - basic	$ 0.46	$ 1.09
Net income attributable to MPLX LP per unit - diluted	$ 0.44	$ 1.03